Note 15 - Other Long-term Liabilities (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Retirement Indemnity Plans, France [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	€ 692	€ 627
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	4
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Defined Benefit Plan, Accumulated Benefit Obligation	960	€ 872
Defined Benefit Plan, Expected Amortization, Next Fiscal Year, Total	€ 26